                        LONGLEAF PARTNERS FUNDS TRUST
                         6075 Poplar Ave., Suite 900
                              Memphis, TN 38119
                                (901) 818-5200


February 5, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE:   Rule 24f-2 Notice - Opinion of Counsel

Gentlemen:

This letter is written with respect to the Rule 24f-2 Notice of Longleaf Partners Fund Funds Trust filed on behalf of Longleaf Partners Fund ("Series One") Longleaf Partners Small-Cap Fund ("Series Two"), and Longleaf Partners Realty Fund ("Series Three"), for the fiscal year ended December 31, 1996. Longleaf Partners Funds Trust is a Massachusetts business trust ("the Registrant"), which has filed a Registration Statement on Form N-1A with the Securities and Exchange Commission, registering an indefinite number of shares of beneficial interest of no par value ("the Shares") for each Series.

As General Counsel of the Registrant (including each Series), I have examined such records and reviewed such questions of law as deemed necessary or appropriate for the purposes of this opinion. On the basis of such examination and review, you are advised that, in my opinion, proper organizational proceedings have been taken by the Registrant and each Series so that the Shares have been validly authorized. In addition, the Shares have been issued and sold in accordance with the terms of the Registration Statement, with each Series receiving the net asset value per share.

Accordingly, it is my opinion that the Shares which were sold by each of the two Series named above during the fiscal year ended December 31, 1996, as detailed in the accompanying Rule 24f-2 Notice of even date, were validly authorized, legally issued and, upon such issuance, were fully paid and non-assessable upon receipt of the net asset value per share. Such opinion excludes the contingency of bankruptcy of the Issuer and any resulting liabilities created by such a bankruptcy.

Very truly yours,

Charles D. Reaves
General Counsel
Longleaf Partners Funds Trust

APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


            Read instruction at end of Form before preparing Form.
                             Please print or type.

1.       Name and address of issuer:
         Longleaf Partners Funds Trust
         6075 Poplar Ave, Suite 900
         Memphis, TN  38119


2.       Name of each series or class of funds for which this notice is filed:
         Longleaf Partners Fund (Series One)
         Longleaf Partners Small-Cap Fund (Series Two)
         Longleaf Partners Realty Fund (Series Three)


3.       Investment Company Act File Number: 811-4923



         Securities Act File Number: 33-10472



4.       Last day of fiscal year for which this notice is filed: 12-31-96



5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                        [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                     N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                     N/A

9. Number and aggregate sale price of securities sold during the fiscal year:

                                 See item 10.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         $415,870,053.96 representing 18,238,895.919 shares (Series One)
         $108,358,068.42 representing 6,357,662.665 shares (Series Two)
         $150,091,325.90 representing 11,949,427.226 shares (Series Three)

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         $234,252,018.15 representing 10,180,443.978 shares (Series One)
         $12,582,526.73 representing 706,090.143 shares (Series Two) $999,869.62 representing 71,778.135 shares (Series Three)

12.      Calculation of registration fee:

                                        (Series One)
         (i)     Aggregate sale price of securities sold during the fiscal year
                 in reliance on rule 24f-2 (from Item 10):                           $  415,870,053.96
                                                                                     -----------------
        (ii)     Aggregate price of shares issued in connection with dividend
                 reinvestment plans (from Item 11, if applicable):                   +  234,252,018.15
                                                                                     -----------------
       (iii)     Aggregate price of shares redeemed or repurchased
                 during the fiscal year (if applicable):                             -  385,297,441.49
                                                                                     -----------------
        (iv)     Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24e-2 (if applicable):                                         +
                                                                                     -----------------
         (v)     Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                 (ii), less line (iii), plus line (iv)] (if applicable):                264,824,630.62
                                                                                     -----------------

        (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of
                 1933 or other applicable law or regulation (see Instruction
                 C.6):                                                               x       .00030303
                                                                                     -----------------

       (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:                    $80,249.81
                                                                                     =================

                                        (Series Two)
         (i)     Aggregate sale price of securities sold during the fiscal year
                 in reliance on rule 24f-2 (from Item 10):                           $  108,358,068.42
                                                                                     -----------------
        (ii)     Aggregate price of shares issued in connection with dividend
                 reinvestment plans (from Item 11, if applicable):                   +   12,582,526.73
                                                                                     -----------------
       (iii)     Aggregate price of shares redeemed or repurchased
                 during the fiscal year (if applicable):                             -   38,164,598.71
                                                                                     -----------------
        (iv)     Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24e-2 (if applicable):                                         +
                                                                                     -----------------
         (v)     Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                 (ii), less line (iii), plus line (iv)] (if applicable):                 82,775,996.44
                                                                                     -----------------


        (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of
                 1933 or other applicable law or regulation (see Instruction
                 C.6):                                                               x       .00030303
                                                                                     -----------------

       (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:                    $25,083.61
                                                                                     =================

                                        (Series Three)
         (i)     Aggregate sale price of securities sold during the fiscal year
                 in reliance on rule 24f-2 (from Item 10):                           $  150,091,325.90
                                                                                     -----------------
        (ii)     Aggregate price of shares issued in connection with dividend
                 reinvestment plans (from Item 11, if applicable):                   +      999,869.62
                                                                                     -----------------
       (iii)     Aggregate price of shares redeemed or repurchased
                 during the fiscal year (if applicable):                             -   11,212,497.74
                                                                                     -----------------
        (iv)     Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24e-2 (if applicable):                                         +
                                                                                     -----------------
         (v)     Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                 (ii), less line (iii), plus line (iv)] (if applicable):                139,878,697.78
                                                                                     -----------------


        (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of
                 1933 or other applicable law or regulation (see Instruction
                 C.6):                                                               x       .00030303
                                                                                     -----------------

       (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:                    $42,387.44
                                                                                     =================

Instruction:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).


                                                                           [ ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                               February 7, 1997

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  CHARLES D. REAVES -- EX. V.P.
                           ------------------------------------------------
                           JULIE M. DOUGLAS -- EX. V.P.-OPS
                           ------------------------------------------------


Date: February 7, 1997
      ----------------


 * Please print the name and title of the signing officer below the signature.